Interest in joint venture (Tables)	9 Months Ended
Sep. 30, 2021
Interests In Other Entities [Abstract]
Schedule of movement in interest in joint venture	The table below provides a rollforward of the Company’s interest in Overland ADCT BioPharma as of September 30, 2021.

(in KUSD)
Interest in joint venture
January 1, 2021	47,908
Share of results in joint venture	(3,906)
September 30, 2021	44,002

Summary of financial information in join venture
The tables below provide summarized financial information for Overland ADCT BioPharma that is material to the Company. The following information reflects the amounts presented in the financial statements of Overland ADCT BioPharma and not the Company’s share of those amounts.

(in KUSD)	As of
Summarized Balance Sheet	September 30, 2021	December 31, 2020
Cash and cash equivalents	43,533	50,000
Prepaid and other current assets	317	—
Intangible assets	48,040	48,040
Total liabilities	2,093	269
Net assets	89,797	97,771

Summarized Statement of Comprehensive Loss (1)	Three Months Ended September 30, 2021	Nine Months Ended September 30, 2021
Operating expenses	4,465	8,120
Net loss	4,511	7,972
(1) There is no summarized statement of comprehensive loss for the three and nine months ended September 30, 2020 as Overland ADCT BioPharma was established in December 2020.